Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (17,242)	$ (15,397)	$ (26,657)
Convertible loan interest accrued			163
Shares issued in lieu of directors fees	425
Share based payment – options	1,773	1,811	5,173
Options forfeited during the year	(39)	(3,221)
Fair value loss on investment, net	402	869
Loss on disposal of asset		129
Bonus to be settled in equity	100		855
Depreciation	7	1	8
(Gain)/ loss on foreign exchange	1,519	(3,183)	(1,899)
Depreciation of right-of-use asset	89	50	133
(Gain)/loss on disposal of right of use asset			(28)
Proceeds from finance lease reclassified as an investing activity			(152)
Cash inflow from taxation		490	1,415
Interest on related party loan conversion	(1,150)
Net (increase) in related party receivables	(1,524)	(1,158)	(88)
Net (decrease)/increase in related party payables		(1,355)	(685)
Net (increase)/decrease in operating assets/other receivables	80	1,002	516
Net increase/(decrease) in operating liabilities /other liabilities	(138)	347	(516)
Net cash used in operating activities	(15,698)	(19,615)	(21,762)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of PPE			(22)
Proceeds from finance lease			152
Investment in Related Party	(1,000)	(2,676)
Purchase of Treasury Shares	(253)	(1,320)
Net cash used in Investing activities	(1,253)	(3,996)	130
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	24
Proceeds from issuance of warrants	135		129
Repayment of leasing liabilities	(119)	(55)	(152)
Net cash (used in)/provided by financing activities	40	(55)	(23)
Net decrease in cash and cash equivalents	(16,911)	(23,666)	(21,655)
Cash and cash equivalent, beginning of year	18,122	42,186	65,824
Exchange difference on cash and cash equivalents	(28)	(398)	(1,983)
Cash and cash equivalent, end of year	$ 1,183	$ 18,122	$ 42,186